HARTFORD LEADERS EDGE
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford Leaders Edge variable annuity. Please read it carefully.

Hartford Leaders Edge variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the AIM Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the AIM Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the AIM Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the AIM Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the AIM Variable Insurance Funds

- AIM V.I. INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Equity Fund of the AIM Variable Insurance Funds

- AIM V.I. MID CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Equity Fund of the AIM Variable Insurance Funds

- AIM V.I. VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Value Fund of the AIM Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH
  SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark-Investors Growth Stock Series (formerly MFS-Registered Trademark- Growth Series) of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark- Investors Trust Series (formerly MFS-Registered Trademark- Growth with Income Series) of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Asset Strategy Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Asset Strategy Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton International Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton International Securities Fund")

You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: SEPTEMBER 20, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: SEPTEMBER 20, 2001

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE                                                         7
----------------------------------------------------------------------
HIGHLIGHTS                                                       16
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     18
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    18
----------------------------------------------------------------------
  The Separate Account                                           18
----------------------------------------------------------------------
  The Funds                                                      18
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  21
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   22
----------------------------------------------------------------------
THE CONTRACT                                                     23
----------------------------------------------------------------------
  Purchases and Contract Value                                   23
----------------------------------------------------------------------
  Charges and Fees                                               25
----------------------------------------------------------------------
  Death Benefit                                                  27
----------------------------------------------------------------------
  Surrenders                                                     30
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  31
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         33
----------------------------------------------------------------------
OTHER INFORMATION                                                34
----------------------------------------------------------------------
  Legal Matters                                                  34
----------------------------------------------------------------------
  More Information                                               35
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       35
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         39
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          40
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               43
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         46
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Net Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (as a percentage
  of Premium Payments):                                          5.5%
---------------------------------------------------------------------
RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of Premium Payments) (1):

                                                              SALES
     CUMULATIVE PREMIUM PAYMENT                               CHARGE
---------------------------------------------------------------------
    Up to $49,999.99                                             5.5%
---------------------------------------------------------------------
    $50,000 to $99,999.99                                        4.5%
---------------------------------------------------------------------
    $100,000 to $249,999.99                                      3.5%
---------------------------------------------------------------------
    $250,000 to $499,999.99                                      2.5%
---------------------------------------------------------------------
    $500,000 to $999,999.99                                      2.0%
---------------------------------------------------------------------
    $1,000,000 and over                                          1.0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           0.80%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
Total Separate Account Annual Expenses                          0.95%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
Total Separate Account Annual Expenses with all optional
  charges                                                       1.30%
---------------------------------------------------------------------

(1) Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.

(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                               TOTAL FUND
                                                                                                                OPERATING
                                                       MANAGEMENT     12B-1 DISTRIBUTION        OTHER           EXPENSES
                                                          FEES         AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                     (INCLUDING ANY    FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                        WAIVERS)         ANY WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund -- Series I (1)          0.80%                N/A               0.46%             1.26%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I (2)                0.73%                N/A               0.57%             1.30%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I (1)(3)               0.75%                N/A               1.38%             2.13%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -- Series I           0.61%                N/A               0.21%             0.82%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -- Series I
  (1)(3)                                                 0.85%                N/A               0.78%             1.63%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -- Series I          0.50%                N/A               0.47%             0.97%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund -- Series I           0.73%                N/A               0.29%             1.02%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund -- Series I (2)             0.73%                N/A               0.57%             1.30%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund -- Series I                          0.61%                N/A               0.23%             0.84%
----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                     0.44%               0.25%              0.01%             0.70%
----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund (4)      0.50%               0.25%              0.01%             0.76%
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                 0.48%               0.25%              0.03%             0.76%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.66%               0.25%              0.04%             0.95%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.80%               0.25%              0.06%             1.11%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.36%               0.25%              0.02%             0.63%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%               0.25%              0.01%             0.60%
----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                        0.54%               0.25%              0.05%             0.84%
----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                            0.85%               0.25%              0.07%             1.17%
----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (5)(6)              0.58%               0.25%              0.02%             0.85%
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (6)(7)(8)             0.53%               0.25%              0.28%             1.06%
----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (8)(9)                                         0.34%                N/A               0.41%             0.75%
----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (6)(8)(10)(11)                                 0.55%               0.25%              0.48%             1.28%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA               0.45%                N/A               0.03%             0.48%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (12)                                            0.75%                N/A               0.16%             0.91%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series
  (12)                                                   0.75%                N/A               0.10%             0.85%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series
  (12)(13)                                               1.00%                N/A               0.17%             1.17%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series
  (12)(13)                                               0.75%                N/A               0.16%             0.91%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-Growth
  Series) (12)(13)                                       0.75%                N/A               0.16%             0.91%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (12)                                    0.75%                N/A               0.12%             0.87%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series
  (12)(13)                                               0.75%                N/A               0.16%             0.91%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series
  (12)(13)                                               0.90%                N/A               0.16%             1.06%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series (12)       0.75%                N/A               0.15%             0.90%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6)             0.60%               0.25%              0.20%             1.05%
----------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (6)             0.60%               0.25%              0.22%             1.07%
----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                                               TOTAL FUND
                                                                                                                OPERATING
                                                       MANAGEMENT     12B-1 DISTRIBUTION        OTHER           EXPENSES
                                                          FEES         AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                     (INCLUDING ANY    FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                        WAIVERS)         ANY WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund Class
  1                                                      1.25%                N/A               0.31%             1.56%
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (5)(6)       0.81%               0.25%              0.06%             1.12%
----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2
  (6)                                                    0.67%               0.25%              0.20%             1.12%
----------------------------------------------------------------------------------------------------------------------------

(1) Expenses have been restated to reflect current fees.

(2) Based on estimated assets. The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) and to limit total fund operating expenses to 1.45% of average daily net assets until December 31, 2001.

(3) The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total fund operating expenses as shown in the table below.

                                                                                                   TOTAL FUND
                                                                                                    OPERATING
                                                                                                    EXPENSES
                                                                 12B-1 DISTRIBUTION              (INCLUDING ANY
                                                                  AND/OR SERVICING     OTHER     WAIVERS AND ANY
                                               MANAGEMENT FEES          FEES          EXPENSES   REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I                 0.02%                N/A           1.38%          1.40%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I                                          0.72%                N/A           0.78%          1.50%
----------------------------------------------------------------------------------------------------------------

(4) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(5) The Fund administration fee is paid indirectly through the Management Fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(8) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                      12B-1 DISTRIBUTION              TOTAL FUND
                                                                       AND/OR SERVICING     OTHER     OPERATING
                                                    MANAGEMENT FEES          FEES          EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                       0.49%               0.25%          0.28%        1.02%
----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1                                                0.34%                N/A           0.41%        0.75%
----------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2           0.51%               0.25%          0.48%        1.24%
----------------------------------------------------------------------------------------------------------------

(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(10) Operating Expenses are annualized.

(11) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(12) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                      12B-1 DISTRIBUTION              TOTAL FUND
                                                                       AND/OR SERVICING     OTHER     OPERATING
                                                    MANAGEMENT FEES          FEES          EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                 0.75%                N/A           0.15%        0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series         0.75%                N/A           0.09%        0.84%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series           1.00%                N/A           0.15%        1.15%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series             0.75%                N/A           0.15%        0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                 0.75%                N/A           0.15%        0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series         0.75%                N/A           0.11%        0.86%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series          0.75%                N/A           0.15%        0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series           0.90%                N/A           0.15%        1.05%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series            0.75%                N/A           0.14%        0.89%
----------------------------------------------------------------------------------------------------------------

(13) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                      12B-1 DISTRIBUTION              TOTAL FUND
                                                                       AND/OR SERVICING     OTHER     OPERATING
                                                    MANAGEMENT FEES          FEES          EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series           1.00%                N/A           1.76%        2.76%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series             0.75%                N/A           0.24%        0.99%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                 0.75%                N/A           0.17%        0.92%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series          0.75%                N/A           1.46%        2.21%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series           0.90%                N/A           0.19%        1.09%
----------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $123       $171       $303       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $127       $178       $318       $78        $126       $178       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $129       $181       $323       $78        $128       $180       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $133       $188       $337       $80        $132       $187       $336
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $124        N/A        N/A       $77        $123        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $128        N/A        N/A       $78        $128        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $130        N/A        N/A       $79        $129        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $134        N/A        N/A       $80        $133        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $148       $213       $385       $85        $147       $212       $384
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $152       $220       $398       $86        $152       $219       $397
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $154       $222       $402       $87        $153       $221       $402
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $158       $229       $416       $88        $157       $228       $415
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $149       $259       $72        $109       $149       $259
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $133       $189       $339       $80        $133       $188       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $138       $196       $353       $81        $137       $195       $352
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $139       $198       $357       $82        $139       $198       $357
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $144       $206       $371       $83        $143       $205       $370
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $119       $164       $290       $75        $118       $163       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $124       $174       $309       $77        $124       $173       $308
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $122       $169       $299       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $126       $176       $314       $77        $125       $176       $313
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $124        N/A        N/A       $77        $123        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $128        N/A        N/A       $78        $128        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $130        N/A        N/A       $79        $129        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $134        N/A        N/A       $80        $133        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------
  Without any optional benefits           $77        $123       $171       $303
--------------------------------------
  With Optional Death Benefit             $78        $127       $178       $318
--------------------------------------
  With Earnings Protection Benefit        $79        $129       $181       $323
--------------------------------------
  With both optional benefits             $80        $133       $188       $337
--------------------------------------
AIM V.I. BASIC VALUE FUND
--------------------------------------
  Without any optional benefits           $77        $124        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $79        $128        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $79        $130        N/A        N/A
--------------------------------------
  With both optional benefits             $81        $134        N/A        N/A
--------------------------------------
AIM V.I. BLUE CHIP FUND
--------------------------------------
  Without any optional benefits           $85        $148       $213       $385
--------------------------------------
  With Optional Death Benefit             $87        $152       $220       $398
--------------------------------------
  With Earnings Protection Benefit        $87        $154       $222       $402
--------------------------------------
  With both optional benefits             $89        $158       $229       $416
--------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------
  Without any optional benefits           $73        $110       $149       $259
--------------------------------------
  With Optional Death Benefit             $74        $114       $157       $275
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $159       $280
--------------------------------------
  With both optional benefits             $76        $120       $167       $294
--------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------
  Without any optional benefits           $81        $133       $189       $339
--------------------------------------
  With Optional Death Benefit             $82        $138       $196       $353
--------------------------------------
  With Earnings Protection Benefit        $83        $139       $198       $357
--------------------------------------
  With both optional benefits             $84        $144       $206       $371
--------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------
  Without any optional benefits           $74        $114       $157       $275
--------------------------------------
  With Optional Death Benefit             $76        $119       $164       $290
--------------------------------------
  With Earnings Protection Benefit        $76        $120       $167       $294
--------------------------------------
  With both optional benefits             $78        $124       $174       $309
--------------------------------------
AIM V.I. INTERNATIONAL EQUITY FUND
--------------------------------------
  Without any optional benefits           $75        $116       $159       $280
--------------------------------------
  With Optional Death Benefit             $76        $120       $167       $294
--------------------------------------
  With Earnings Protection Benefit        $77        $122       $169       $299
--------------------------------------
  With both optional benefits             $78        $126       $176       $314
--------------------------------------
AIM V.I. MID CAP EQUITY FUND
--------------------------------------
  Without any optional benefits           $77        $124        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $79        $128        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $79        $130        N/A        N/A
--------------------------------------
  With both optional benefits             $81        $134        N/A        N/A
--------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $150       $261       $72        $110       $150       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $158       $277       $74        $114       $157       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $282       $74        $116       $160       $281
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $121       $168       $296       $76        $120       $167       $296
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $106       $143       $247       $71        $106       $143       $246
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261       $72        $110       $150       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266       $73        $111       $152       $266
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $116       $160       $282       $74        $116       $160       $281
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $146       $253       $72        $107       $146       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $146       $253       $72        $107       $146       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $118       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $120       $166       $293       $75        $119       $165       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $124       $173       $308       $77        $124       $173       $307
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $118       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304       $77        $122       $171       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $127       $179       $319       $78        $127       $178       $318
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $104       $140       $240       $70        $104       $139       $239
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $109       $148       $256       $72        $108       $147       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $110       $150       $261       $72        $110       $150       $261
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $115       $158       $277       $74        $114       $157       $276
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $103       $138       $237       $70        $103       $138       $236
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $108       $146       $252       $71        $107       $145       $251
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $109       $148       $257       $72        $109       $148       $257
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $150       $261       $72        $110       $150       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $121       $168       $297       $76        $120       $167       $297
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AIM V.I. VALUE FUND
--------------------------------------
  Without any optional benefits           $73        $110       $150       $261
--------------------------------------
  With Optional Death Benefit             $74        $115       $158       $277
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $282
--------------------------------------
  With both optional benefits             $76        $121       $168       $296
--------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
--------------------------------------
  Without any optional benefits           $72        $106       $143       $247
--------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261
--------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266
--------------------------------------
  With both optional benefits             $75        $116       $160       $282
--------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
--------------------------------------
  Without any optional benefits           $72        $108       $146       $253
--------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276
--------------------------------------
  With both optional benefits             $76        $119       $165       $291
--------------------------------------
AMERICAN FUNDS BOND FUND
--------------------------------------
  Without any optional benefits           $72        $108       $146       $253
--------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276
--------------------------------------
  With both optional benefits             $76        $119       $165       $291
--------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
--------------------------------------
  Without any optional benefits           $74        $114       $156       $273
--------------------------------------
  With Optional Death Benefit             $76        $118       $164       $289
--------------------------------------
  With Earnings Protection Benefit        $76        $120       $166       $293
--------------------------------------
  With both optional benefits             $77        $124       $173       $308
--------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
--------------------------------------
  Without any optional benefits           $76        $118       $164       $289
--------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299
--------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304
--------------------------------------
  With both optional benefits             $79        $127       $179       $319
--------------------------------------
AMERICAN FUNDS GROWTH FUND
--------------------------------------
  Without any optional benefits           $71        $104       $140       $240
--------------------------------------
  With Optional Death Benefit             $72        $109       $148       $256
--------------------------------------
  With Earnings Protection Benefit        $73        $110       $150       $261
--------------------------------------
  With both optional benefits             $74        $115       $158       $277
--------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
--------------------------------------
  Without any optional benefits           $71        $103       $138       $237
--------------------------------------
  With Optional Death Benefit             $72        $108       $146       $252
--------------------------------------
  With Earnings Protection Benefit        $73        $109       $148       $257
--------------------------------------
  With both optional benefits             $74        $114       $156       $273
--------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
--------------------------------------
  Without any optional benefits           $73        $110       $150       $261
--------------------------------------
  With Optional Death Benefit             $74        $115       $158       $278
--------------------------------------
  With Earnings Protection Benefit        $75        $117       $161       $283
--------------------------------------
  With both optional benefits             $76        $121       $168       $297
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $125       $175       $312       $77        $125       $175       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $127       $178       $317       $78        $126       $177       $316
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $131       $185       $331       $79        $131       $184       $331
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $111       $151       $262       $72        $110       $150       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $167       $295       $76        $120       $166       $295
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304       $77        $122       $171       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $127       $179       $319       $78        $127       $178       $318
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $146       $252       $71        $107       $145       $251
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $112       $153       $268       $73        $112       $153       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $123       $172       $305       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $125       $174       $310       $77        $124       $174       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $126       $177       $315       $78        $126       $176       $314
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $131       $184       $329       $79        $130       $183       $329
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $69        $100       $132       $224       $69        $ 99       $132       $223
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $71        $104       $139       $239       $70        $103       $139       $238
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $71        $105       $142       $244       $71        $105       $141       $243
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $73        $110       $149       $259       $72        $109       $149       $259
-----------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $171       $303       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $111       $151       $262       $72        $110       $150       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $158       $277       $74        $114       $157       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $282       $74        $116       $160       $281
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $121       $168       $296       $76        $120       $167       $296
-----------------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $126       $176       $313       $77        $125       $175       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $127       $178       $318       $78        $126       $178       $317
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $131       $185       $332       $79        $131       $185       $331
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AMERICAN FUNDS NEW WORLD FUND
--------------------------------------
  Without any optional benefits           $76        $120       $167       $294
--------------------------------------
  With Optional Death Benefit             $78        $125       $175       $312
--------------------------------------
  With Earnings Protection Benefit        $78        $127       $178       $317
--------------------------------------
  With both optional benefits             $80        $131       $185       $331
--------------------------------------
FRANKLIN REAL ESTATE FUND
--------------------------------------
  Without any optional benefits           $73        $111       $151       $262
--------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281
--------------------------------------
  With both optional benefits             $76        $120       $167       $295
--------------------------------------
FRANKLIN SMALL CAP FUND
--------------------------------------
  Without any optional benefits           $75        $117       $161       $284
--------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299
--------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304
--------------------------------------
  With both optional benefits             $79        $127       $179       $319
--------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $72        $108       $146       $252
--------------------------------------
  With Optional Death Benefit             $74        $112       $153       $268
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273
--------------------------------------
  With both optional benefits             $75        $118       $163       $288
--------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
--------------------------------------
  Without any optional benefits           $77        $123       $172       $305
--------------------------------------
  With Optional Death Benefit             $78        $125       $174       $310
--------------------------------------
  With Earnings Protection Benefit        $78        $126       $177       $315
--------------------------------------
  With both optional benefits             $80        $131       $184       $329
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $69        $100       $132       $224
--------------------------------------
  With Optional Death Benefit             $71        $104       $139       $239
--------------------------------------
  With Earnings Protection Benefit        $71        $105       $142       $244
--------------------------------------
  With both optional benefits             $73        $110       $149       $259
--------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
--------------------------------------
  Without any optional benefits           $74        $113       $154       $269
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284
--------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289
--------------------------------------
  With both optional benefits             $77        $123       $171       $303
--------------------------------------
MFS EMERGING GROWTH SERIES
--------------------------------------
  Without any optional benefits           $73        $111       $151       $262
--------------------------------------
  With Optional Death Benefit             $74        $115       $158       $277
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $282
--------------------------------------
  With both optional benefits             $76        $121       $168       $296
--------------------------------------
MFS GLOBAL EQUITY SERIES
--------------------------------------
  Without any optional benefits           $76        $120       $167       $294
--------------------------------------
  With Optional Death Benefit             $78        $126       $176       $313
--------------------------------------
  With Earnings Protection Benefit        $78        $127       $178       $318
--------------------------------------
  With both optional benefits             $80        $131       $185       $332
--------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $171       $303       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $117       $162       $286       $75        $117       $162       $285
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122       $170       $300       $76        $121       $169       $300
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $111       $152       $264       $73        $111       $151       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $171       $303       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122       $170       $302       $76        $122       $170       $302
-----------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304       $77        $122       $171       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $127       $179       $319       $78        $127       $178       $318
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $112       $153       $268       $73        $112       $153       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122       $170       $302       $76        $122       $170       $302
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $121       $168       $296       $76        $120       $167       $296
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $122       $170       $301       $76        $122       $169       $301
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $127       $177       $316       $78        $126       $177       $315
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $117       $162       $285       $75        $117       $161       $284
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $120       $167       $295       $76        $120       $166       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $122       $170       $300       $76        $121       $169       $300
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $126       $177       $315       $78        $126       $176       $314
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $131       $185       $332       $79        $131       $185       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $136       $193       $346       $81        $135       $192       $346
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $137       $195       $351       $81        $137       $194       $350
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $142       $202       $365       $83        $141       $202       $364
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MFS HIGH INCOME SERIES
--------------------------------------
  Without any optional benefits           $74        $113       $154       $269
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284
--------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289
--------------------------------------
  With both optional benefits             $77        $123       $171       $303
--------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
--------------------------------------
  Without any optional benefits           $74        $113       $154       $269
--------------------------------------
  With Optional Death Benefit             $75        $116       $160       $281
--------------------------------------
  With Earnings Protection Benefit        $75        $117       $162       $286
--------------------------------------
  With both optional benefits             $77        $122       $170       $300
--------------------------------------
MFS INVESTORS TRUST SERIES
--------------------------------------
  Without any optional benefits           $73        $111       $152       $264
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284
--------------------------------------
  With Earnings Protection Benefit        $76        $118       $164       $289
--------------------------------------
  With both optional benefits             $77        $123       $171       $303
--------------------------------------
MFS MID CAP GROWTH SERIES
--------------------------------------
  Without any optional benefits           $74        $113       $154       $269
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283
--------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288
--------------------------------------
  With both optional benefits             $77        $122       $170       $302
--------------------------------------
MFS NEW DISCOVERY SERIES
--------------------------------------
  Without any optional benefits           $75        $117       $161       $284
--------------------------------------
  With Optional Death Benefit             $77        $122       $169       $299
--------------------------------------
  With Earnings Protection Benefit        $77        $123       $171       $304
--------------------------------------
  With both optional benefits             $79        $127       $179       $319
--------------------------------------
MFS TOTAL RETURN SERIES
--------------------------------------
  Without any optional benefits           $74        $112       $153       $268
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283
--------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288
--------------------------------------
  With both optional benefits             $77        $122       $170       $302
--------------------------------------
MUTUAL SHARES SECURITIES FUND
--------------------------------------
  Without any optional benefits           $75        $117       $161       $283
--------------------------------------
  With Optional Death Benefit             $76        $121       $168       $296
--------------------------------------
  With Earnings Protection Benefit        $77        $122       $170       $301
--------------------------------------
  With both optional benefits             $78        $127       $177       $316
--------------------------------------
TEMPLETON ASSET STRATEGY FUND
--------------------------------------
  Without any optional benefits           $75        $117       $162       $285
--------------------------------------
  With Optional Death Benefit             $76        $120       $167       $295
--------------------------------------
  With Earnings Protection Benefit        $77        $122       $170       $300
--------------------------------------
  With both optional benefits             $78        $126       $177       $315
--------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
--------------------------------------
  Without any optional benefits           $80        $131       $185       $332
--------------------------------------
  With Optional Death Benefit             $81        $136       $193       $346
--------------------------------------
  With Earnings Protection Benefit        $82        $137       $195       $351
--------------------------------------
  With both optional benefits             $83        $142       $202       $365
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $119       $164       $290       $75        $118       $163       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310       $77        $124       $174       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $129       $182       $325       $79        $129       $181       $324
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $119       $164       $290       $75        $118       $163       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310       $77        $124       $174       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $129       $182       $325       $79        $129       $181       $324
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
TEMPLETON GROWTH SECURITIES FUND
--------------------------------------
  Without any optional benefits           $76        $119       $164       $290
--------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305
--------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310
--------------------------------------
  With both optional benefits             $79        $129       $182       $325
--------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $76        $119       $164       $290
--------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305
--------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310
--------------------------------------
  With both optional benefits             $79        $129       $182       $325
------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:

         CUMULATIVE
      PREMIUM PAYMENT         SALES CHARGE
------------------------------------------
 Up           to $49,999.99      5.5%
------------------------------------------
 $50,000      to $99,999.99      4.5%
------------------------------------------
 $100,000     to $249,999.99     3.5%
------------------------------------------
 $250,000     to $499,999.99     2.5%
------------------------------------------
 $500,000     to $999,999.99     2.0%
------------------------------------------
 $1,000,000   and over           1.0%
------------------------------------------

If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION", we might include those premium payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. The Letter of Intent may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.

The Optional Death may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, and the AIM V.I. Value Fund are investment company portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment adviser for these funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance
Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark-is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel LLC. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests at least 65% of its total assets in common stocks of blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks long-term growth of capital. Invests in companies likely to benefit from newer innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL EQUITY FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in foreign over-the-counter markets.

AIM V.I. MID CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap-TM- Index.

AIM V.I. VALUE FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests primarily in equity securities judged by the fund's adviser to be undervalued relative to the adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to the equity market generally.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non-U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in equity securities of companies expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (FORMERLY MFS-REGISTERED TRADEMARK-GROWTH SERIES) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON ASSET STRATEGY FUND -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in emerging market equity securities.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

TEMPLETON INTERNATIONAL SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the sales charge and any Premium Tax is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be priced on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, your Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668.

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:

CUMULATIVE                      SALES
PREMIUM PAYMENT                 CHARGE
----------------------------------------
 Up           to $49,999.99      5.5%
----------------------------------------
 $50,000      to $99,999.99      4.5%
----------------------------------------
 $100,000     to $249,999.99     3.5%
----------------------------------------
 $250,000     to $499,999.99     2.5%
----------------------------------------
 $500,000     to $999,999.99     2.0%
----------------------------------------
 $1,000,000   and over           1.0%
----------------------------------------

If you have other Contracts with us, under a program called "Rights of Accumulation", we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. The Letter of Intent may not be available in all states.

Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Fund's prospectus for a description of deductions and expenses paid out of the assets of the Funds.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes if required by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payments.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND THE OPTIONAL DEATH BENEFIT AND HOW ARE THEY CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any NetPremium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This Spousal Contract Continuation is available only once for each contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value at the time of annuitization minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until the second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The 6% AIR may not be available in all States. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------
lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation

Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the Sales Charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences that affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford, which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners that are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary Annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary Annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total Premium Payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any Surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial Surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary Annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse Beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated Beneficiary, such Beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the Beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participation
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and Beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$13,500 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $43,500.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plue Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $43,500 or $17,400 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $157,400.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$6,500 which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plue Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500)

Which equals $93,500. The cap is 200% of $93,500 which is $187,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There is no information for AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, AIM V.I. Value Fund, and the American Funds Blue Chip Income and Growth Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.542    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.902    $10.542
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               205         16
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.539    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.882    $10.539
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                19         --
-----------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.215    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.624    $10.215
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                43          1
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.211    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.605    $10.211
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2         --
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.738    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.040    $13.738
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               265         14
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.733    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.020    $13.733
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                35          1
-----------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.864    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.637    $12.864
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                87          4
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.860    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.617    $12.860
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                21         --
-----------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.865    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.314    $12.865
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               700         68
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.861    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.290    $12.861
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                40          4
-----------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.668    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.407    $10.668
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             1,004         74
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.664    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.387    $10.664
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                61          9
-----------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.799    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.654    $13.799
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               183          7
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.795    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.634    $13.795
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                27          2
-----------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.227    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.574    $12.227
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               101         14
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.223    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.554    $12.223
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                14          4
-----------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.157    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.239    $10.157
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                11         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.154    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.215    $10.154
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.792    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.333    $15.792
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                69          3
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $15.787    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.309    $15.787
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.375    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.785    $10.375
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 3         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.371    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.765    $10.371
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(a)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.747         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.744         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.009    $ 1.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.061    $ 1.009
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                34        207
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.009    $ 1.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.059    $ 1.009
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.923    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.334    $12.923
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               100          9
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.919    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.311    $12.919
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                15         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.486    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.332    $15.486
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               128          6
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $15.481    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.310    $15.481
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 7         --
-----------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.045    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.084    $12.045
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.041    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.064    $12.041
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.475    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.595    $12.475
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                96          6
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.471    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.574    $12.471
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.140    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.019    $11.140
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               189         25
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.136    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.999    $11.136
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                20          1
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.256    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.481    $10.256
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                35          4
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.253    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.464    $10.253
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2         --
-----------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(a)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.539         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 6         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.535         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.448    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.998    $15.448
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                27          2
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $15.442    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.970    $15.442
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8         --
-----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.347    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.891    $10.347
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                92         10
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.343    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.869    $10.343
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2         --
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.821    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.139    $10.821
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                31          1
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.817    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.117    $10.817
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 3         --
-----------------------------------------------------------------------------------

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2000        1999
-----------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.197    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.096    $11.197
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                42          2
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.193    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.075    $11.193
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.736    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.893    $12.736
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                17          2
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.732    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.877    $12.732
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.265    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.323    $11.265
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                19          1
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.261    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.302    $11.261
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.343    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.969    $11.343
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                29         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.339    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.949    $11.339
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2         --
-----------------------------------------------------------------------------------

(a) Inception date September 1, 2000.

To obtain a Statement of Additional Information for the Hartford Leaders Edge variable annuity, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code